Dalton, Greiner, Hartman, Maher & Co., LLC

Summary Prospectus

DGHM V2000 SmallCap Value Fund
 Investor Class Ticker: DGSMX
Institutional Class Ticker: DGIVX
Class C Ticker: DGSVX

June 28, 2017

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, Statement of Additional Information and other information about the Fund online at http://www.dghmfunds.com. You may also obtain this information at no cost by calling (800) 653-2839. The Fund’s Prospectus and Statement of Additional Information dated June 28, 2017 are incorporated by reference into this Summary Prospectus.

Dalton, Greiner, Hartman, Maher & Co., LLC DGHM V2000 SmallCap Value Fund Summary Prospectus (June 28, 2017)

Summary: DGHM V2000 SmallCap Value Fund

Investment Objective
 The investment objective of the DGHM V2000 SmallCap Value Fund (the “V2000 SmallCap Value Fund”) is long-term capital appreciation.

Fees and Expenses of the V2000 SmallCap Value Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the V2000 SmallCap Value Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Class Shares	Investor Class Shares	Class C Shares

Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of amount purchased or redeemed, whichever is lower)	None	None	1.00%

Redemption Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.80%	0.80%	0.80%

Distribution and/or Service (12b-1) Fees	0.00%	0.25%	1.00%

Other Expenses	0.48%	0.41%	0.44%

Shareholder Services Plan	0.00%	0.17%	0.00%

Total Annual Fund Operating Expenses(1)	1.28%	1.63%	2.24%

Fee Waivers and/or Expense Reimbursements(1)	(0.30%)	(0.23%)	(0.26%)

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements(1)	0.98%	1.40%	1.98%
1 The Advisor has agreed to waive or reduce its fees and to assume other expenses of the V2000 SmallCap Value Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the V2000 SmallCap Value Fund’s business, dividend expense on short sales, expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, if applicable, and expenses incurred under a shareholder servicing or administrative servicing

Dalton, Greiner, Hartman, Maher & Co., LLC DGHM V2000 SmallCap Value Fund Summary Prospectus (June 28, 2017)

plan, if applicable) to not more than 0.98% of the average daily net assets of the V2000 SmallCap Value Fund through June 30, 2018. The Board of Trustees or the Advisor may terminate this expense limitation agreement by mutual written consent. The Advisor is entitled to fees waived and/or reimbursed within the previous three fiscal years. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement.

Example
The following example is intended to help you compare the cost of investing in the V2000 SmallCap Value Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the V2000 SmallCap Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the V2000 SmallCap Value Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	$100	$376	$673	$1,519
Investor Class Shares	$143	$492	$865	$1,913
Class C Shares	$301[1]	$675	$1,176	$2,555
1 If you did not redeem your shares your cost would be $201 for the one year period.

Portfolio Turnover
The V2000 SmallCap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the V2000 SmallCap Value Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the V2000 SmallCap Value Fund’s performance. During the most recent fiscal year ended February 28, 2017, the V2000 SmallCap Value Fund’s portfolio turnover rate was 36.01% of the average value of its portfolio.

Principal Investment Strategies
To achieve its investment objective, the V2000 SmallCap Value Fund invests primarily in a diversified portfolio of publicly traded equity securities of domestic companies that the Advisor believes are undervalued. The companies will be characterized as small capitalization and may be unseasoned or established companies. As a matter of investment policy, the V2000 SmallCap Value Fund will invest so that, under normal circumstances, at least 80% of the value of its net assets, plus the amount of borrowings for investment purposes, is invested in publicly traded equity securities, including common stocks, preferred stocks and convertible securities of various small capitalization issuers. The V2000 SmallCap Value Fund considers a company to be a small capitalization company if its market

Dalton, Greiner, Hartman, Maher & Co., LLC DGHM V2000 SmallCap Value Fund Summary Prospectus (June 28, 2017)

capitalization is within a range of the Russell 2000® Index as of the date of rebalancing. As of May 12, 2017, the capitalization range of companies represented in the Russell 2000® Index was $144 million to $4.37 billion.

The Advisor uses a bottom-up selection process to attempt to identify equity securities of companies that appear to be selling at a discount relative to the Advisor’s assessment of their potential value. In identifying securities to be held by the V2000 SmallCap Value Fund, the Advisor will utilize a proprietary valuation model combined with in-depth industry and company specific research developed by the Advisor. The Advisor focuses on the cash flows, historical profitability, projected future earnings, and financial condition of individual companies in identifying which securities the V2000 SmallCap Value Fund may purchase. The Advisor may weigh other factors against a company’s valuation in deciding which companies may appear attractive for investment. These factors may include the following:
•	quality of the business franchise,
•	competitive advantage,
•	economic or market conditions,
•	deployment of capital, and
•	reputation, experience, and competence of the company’s management.

Generally, securities are sold when the characteristics and factors used to select the security change or the security has appreciated to the point where it is no longer attractive for the V2000 SmallCap Value Fund to hold the security in its portfolio of investments. In pursuit of its investment objective, the V2000 SmallCap Value Fund may invest a significant portion of its assets in one or more sectors of the equity securities market, such as healthcare, technology, natural resources, etc. In implementing the investment strategy of the V2000 SmallCap Value Fund, the Advisor invests with a multi-year investment horizon rather than focusing on the month or quarter end data.

The V2000 SmallCap Value Fund may also invest in exchange-traded funds (“ETFs”).

Principal Risks
 An investment in the V2000 SmallCap Value Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the V2000 SmallCap Value Fund will be successful in meeting its investment objective. The Advisor’s ability to choose suitable investments has a significant impact on the ability of the V2000 SmallCap Value Fund to achieve its investment objective. Generally, the V2000 SmallCap Value Fund will be subject to the following additional risks:

•	Market Risk
Market risk refers to the risk that the value of securities in the V2000 SmallCap Value Fund’s portfolio may decline due to daily fluctuations in the securities markets generally.

Dalton, Greiner, Hartman, Maher & Co., LLC DGHM V2000 SmallCap Value Fund Summary Prospectus (June 28, 2017)

•	Equity Securities
Since the V2000 SmallCap Value Fund invests in equity securities, it is subject to the risk that stock prices will fall over short of extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

•	Convertible Securities
Convertible securities are subject to the risks and price fluctuations of the underlying stock. They may be subject to the risk that the issuer will not be able to pay interest or dividends when due and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness.

•	Small-Cap Securities
Investing in the securities of small-cap companies generally involves substantially greater risk than investing in larger, more established companies.

•	Management Style Risk
Because the V2000 SmallCap Value Fund invests primarily in value stocks (stocks that the Advisor believes are undervalued), the V2000 SmallCap Value Fund’s performance may at times be better or worse than the performance of stock funds that focus on other types of stock strategies (e.g. growth stocks), or that have a broader investment style.

•	Sector Risk
Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the V2000 SmallCap Value Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.

•	Issuer Risk
The value of any of the V2000 SmallCap Value Fund’s portfolio securities may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services.

•	ETF Risk
An investment in an ETF generally presents the same primary risks as an investment in a conventional registered mutual fund (i.e., one that is not exchange traded), including the risk that the general level of stock prices, or that the prices of stocks within a particular sector, may increase or decrease, thereby affecting the value of the shares of an ETF. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. There is also the risk that the Fund may

Dalton, Greiner, Hartman, Maher & Co., LLC DGHM V2000 SmallCap Value Fund Summary Prospectus (June 28, 2017)

suffer losses due to the investment practices of the ETF. In addition, all ETFs will have costs and expenses that will be passed on to the Fund and these costs and expenses will in turn increase the V2000 SmallCap Value Fund’s expenses.

•	Portfolio Turnover Risk
The V2000 SmallCap Value Fund may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or changing market conditions. As portfolio turnover may involve brokerage commissions and other transaction costs, there could be additional expenses for the V2000 SmallCap Value Fund. High rates of portfolio turnover may also result in the realization of short-term capital gains.

Fund’s Past Performance
The bar chart and performance table below illustrate the variability of the V2000 SmallCap Value Fund’s returns. The V2000 SmallCap Value Fund’s past performance (before and after taxes) does not necessarily indicate how the V2000 SmallCap Value Fund will perform in the future. The information provides some indication of the risks of investing in the V2000 SmallCap Value Fund by showing changes in its performance from year to year and by showing how its average annual returns for 1 year and since inception periods compare with those of a broad measure of market performance. Updated information on the V2000 SmallCap Value Fund’s results can be obtained by visiting www.dghm.com or by calling toll-free at 1-800-653-2839.

The Fund was reorganized on October 23, 2013 from a series of DGHM Investment Trust, a Delaware statutory trust (the “Predecessor Fund”), to a series of the World Funds Trust, a Delaware statutory trust (the “Reorganization”). While the Fund is a continuation of the Predecessor Fund and would have invested in the same portfolio of securities, the Fund’s performance during the same time period may have been different than the performance of the Predecessor Fund due to, among other things, differences in fees and expenses.

Dalton, Greiner, Hartman, Maher & Co., LLC DGHM V2000 SmallCap Value Fund Summary Prospectus (June 28, 2017)

The following bar chart shows the Fund’s annual returns for the Institutional Class shares of the Fund as of December 31, 2016. The performance of the Fund’s Investor Class shares and Class C shares would differ from the Institutional Class returns shown in the bar chart because the expenses of the Classes differ.

During the periods shown in the bar chart, the Institutional Class Shares’ highest return for a calendar quarter was 12.66% (quarter ending 12/31/11) and the Institutional Class Shares’ lowest return for a calendar quarter was -19.86% (quarter ending 09/30/11). The year-to-date return for the Institutional Class Shares as of March 31, 2017 was -0.23%.

Dalton, Greiner, Hartman, Maher & Co., LLC DGHM V2000 SmallCap Value Fund Summary Prospectus (June 28, 2017)

The following table shows how average annual total returns of the Fund’s Institutional Class shares compared to those of the Fund’s benchmark. The table also presents the impact of taxes on the Fund’s Institutional Class Shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Return as of December 31, 2016

	1 Year	5 Years	Life of Fund*

Fund Return Before Taxes (Institutional Class)	23.76%	13.50%	13.23%

Return After Taxes on Distribution[1]
(Institutional Class)	23.46%	13.46%	10.54%

Return After Taxes on Distribution and Sale of Fund Shares[1]
(Institutional Class)	13.44%	11.96%	9.29%

Return Before Taxes
(Investor Class)	23.21%	13.14%	12.76%

Russell 2000® Value Index
(reflects no deduction for fees, expenses or taxes)	31.74%	15.07%	14.30%
* The Fund commenced operations on June 30, 2010 for Investor Class and Institutional Class Shares. The Fund has the same investment objective, strategies and policies as the Predecessor Fund. Class C Shares have not commenced operations. Class C Shares would differ from the Fund’s other classes of shares to the extent that they bear different expenses, such as distribution (12b-1) expenses.
1 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Investment Advisor
Dalton, Greiner, Hartman, Maher & Co., LLC is the investment advisor to the V2000 SmallCap Value Fund.

Portfolio Managers
The Advisor’s management team that is primarily responsible for the day-to-day management of the V2000 SmallCap Value Fund is comprised of the following individuals:

•	Bruce H. Geller, Portfolio Manager since the V2000 SmallCap Value Fund’s inception.
•	Peter A. Gulli, Portfolio Manager since the V2000 SmallCap Value Fund’s inception.
•	Jeffrey C. Baker, Portfolio Manager since the V2000 SmallCap Value Fund’s inception.

Dalton, Greiner, Hartman, Maher & Co., LLC DGHM V2000 SmallCap Value Fund Summary Prospectus (June 28, 2017)

General Summary Information

Purchase and Sale of Fund Shares
The minimum initial investment in the V2000 SmallCap Value Fund is $2,500 for the Investor Class Shares, $100,000 for the Institutional Class Shares and $1,000 for the Class C Shares, and $500 for subsequent investments, with the exception of continuous investment plans.

You may redeem shares of the Fund at any time by writing to or calling the Fund’s transfer agent. You may also redeem shares by contacting any broker-dealer authorized to take orders for the Fund.

Tax Information
 You will generally be subject to federal income tax each year on dividend and distribution payments, as well as on any gain realized when you sell (redeem) or exchange your Fund shares. If you hold Fund shares through a tax-deferred account (such as a retirement plan), you generally will not owe tax until you receive a distribution from the account.

Financial Intermediary Compensation
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.